Share capital and share based payments	12 Months Ended
Dec. 31, 2025
Share Capital And Share Based Payments [Abstract]
Share capital and share based payments	Share capital and share based payments
a)Share capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The Company has never declared or paid any dividends on its ordinary shares. The Company does not anticipate paying cash dividends on its equity securities in the foreseeable future and intend to retain all available funds and any future earnings for use in the operation and expansion of its business, given our state of development.
As of December 31, 2025, the Company’s share capital amounted to €4,686,661 divided into (i) 93,719,323 ordinary shares, each with a nominal value of €0.05, (ii) 6,324 “2016” free preferred shares, each with a nominal value of €0.05 and (iii) 7,581 “2017” free preferred shares, each with a nominal value of €0.05, respectively fully paid up.
Share capital does not include BSAs, BSAAR,AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
In April 3, 2021, the retention period for the "2017 free preferred shares" has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. According to these same performance criteria, the Executive Board of April 7, 2021 noted that the "2017 preferred shares" did not give right to any ordinary shares. The “2017 preferred shares” will not be redeemed by the Company and will remain incorporated into the capital, unless subsequently decided by the Executive Board. As the conversion is void, the "2017 preferred shares" no longer give the right to vote at our general meetings, nor to receive dividends.
The table below presents the historical changes in the share capital of the Company as of December 31, 2023, 2024 and 2025, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2023	4,011,308	379,636,745	80,212,069	14,095	€0.05
April 14, 2023	Capital increase by issuance of common shares (exercise of share warrants)	728	28,955	14,550	—	€0.05
April 14, 2023	Capital increase by issuance of common shares	3,015	168,840	60,300	—	€0.05
April 14, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	8,165	(8,165)	163,293	—	€0.05
July 6, 2023	Capital increase by issuance of common shares (exercise of share warrants)	3,321	142,991	66,410	—	€0.05
September 18, 2023	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	33	(33)	650	(5)	€0.05
October 3, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,403	(6,403)	128,061	—	0.05
December 15, 2023	Subsciption of share warrants	—	47,120	—	—	€—
December 31, 2023	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,762	(10,762)	215,230	—	€0.05
December 31, 2023	Share based payments	—	4,255,748	—	—	€—
	Balance as of December 31 2023	4,043,733	384,255,036	80,860,563	14,090	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1 2024	4,043,733	384,255,036	80,860,563	14,090	€0.05

June 10, 2024	Capital increase by issuance of common shares	1,905	91,440	38,100	—	€0.05
June 10, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,437	(3,437)	68,744	—	€0.05
	Capital increase by issuance of common shares (exercise of share warrants)					€0.05
July 5, 2024	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	97	(97)	1,950	(15)	€0.05
December 5, 2024	Capital increase by issuance of common shares	91,645	2,767,677	1,832,899	—	€0.05
December 5, 2024	Share issuance costs	—	(24,150)	—	—	€—
December 31, 2024	Capital increase by issuance of common shares (definitive acquisition of free shares )	51,404	(51,404)	1,028,080	—	€0.05
December 31, 2024	Share based payments	—	3,944,383	—	—
	Balance as of December 31 2024	4,192,221	390,979,449	83,830,336	14,075	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2025	4,192,221	390,979,449	83,830,336	14,075	€0.05
April 24, 2025	Capital increase by issuance of common shares	417,269	14,582,729	8,345,387	—	€0.05
April 24, 2025	Share issuance costs		(67,963)		—	€0.05
May 5, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 3, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
July 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
July 25, 2025	Subsciption of share warrants	—	49,000	—	—	€—
July 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
August 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
November 17, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	194	(194)	3,900	(30)	€0.05
November 27, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	355	(355)	7,150	(55)	€0.05
December 18, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	65	(65)	1,300	(10)	€0.05
December 31, 2025	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	76,075	(76,075)	1,521,500	—	—
December 31, 2025	Share based payments	—	2,567,446	—	—	—
	Balance as of December 31, 2025	4,686,661	408,033,490	93,719,323	13,905	€0.05
Holding by the Company of its own shares
The Company held 18,575 of its own shares as of December 31, 2025.
b)Share based payments
The Company has issued BSAs, BSAARs, stock options, AGAs and AGAPs as follows as of December 31, 2023, 2024 and 2025, respectively: :

Date	Types	Number of warrants issued as of 12/31/2023	Number of warrants void as of 12/31/2023	Number of warrants exercised as of 12/31/2023	Number of warrants outstanding as of 12/31/2023	Maximum number of shares to be issued as of 12/31/2023	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	172	2,063	268,190	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—

October 1, 2021	AGA Perf Employees 2021-1	1,066,600	247,300	—	819,300	819,300	€—
October 1, 2021	AGA Perf Management 2021-1	610,000	130,000	—	480,000	480,000	€—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	€—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	198,000	—	1,173,500	1,173,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	4,500	—	1,399,000	1,399,000	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	—	—	750,000	750,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	Total as of BSA 2023-1	50,000	12,000	—	38,000	38,000	2.26
	Total as of Balance as of December 31 2023	12,820,670	3,057,735	3,271,690	6,491,245	7,242,172

Date	Types	Number of warrants issued as of 12/31/2024	Number of warrants void as of 12/31/2024	Number of warrants exercised as of 12/31/2024	Number of warrants outstanding as of 12/31/2024	Maximum number of shares to be issued as of 12/31/2024	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	187	2,048	266,240	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—

April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	454,520	612,080	—	—	—
October 1, 2021	AGA Perf Management 2021-1	610,000	194,000	416,000	—	—	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	299,000	—	1,072,500	1,072,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	129,750	—	1,273,750	1,273,750	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	—	—	750,000	750,000	€—
February 15, 2024	AGA New Members 2024-1	25,000	—	—	25,000	25,000	€—
June 10, 2024	AGA "Plan Epargne Entreprise" 2024	68,744	—	68,744	—	—	€—
August 1, 2024	AGA Perf Management 2024-1	150,000	—	—	150,000	150,000	€—
November 13, 2024	AGA employees 2024-1	370,560	1,800	—	368,760	368,760	€—
November 13, 2024	AGA Perf Employees 2024-1	1,162,900	—	—	1,162,900	1,162,900	€—
November 13, 2024	AGA Perf Management 2024-2	975,000	—	—	975,000	975,000	€—

November 13, 2024	AGA Management 2024-1	200,000	—	—	200,000	200,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
September 11, 2024	Stock Options 2024-1	100,000	—	—	100,000	100,000	€2.18
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	75,000	75,000	—	—	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	BSA 2023-1	50,000	12,000	—	38,000	38,000	€2.26
	Total as of Balance as of December 31 2024	15,872,874	3,632,005	4,368,529	7,872,340	8,621,332

Date	Types	Number of warrants issued as of 12/31/2025	Number of warrants void as of 12/31/2025	Number of warrants exercised as of 12/31/2025	Number of warrants outstanding as of 12/31/2025	Maximum number of shares to be issued as of 12/31/2025	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	12,250	133,800	—	—	€2.04
July 1, 2015	BSAAR 2015	1,050,382	1,048,442	1,940	—	—	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	357	1,878	244,140	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—

November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	681,420	85,230	—	—	—
August 5, 2020	AGA Perf Management 2020-1	710,000	580,000	130,000	—	—	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	454,520	612,080	—	—	—
October 1, 2021	AGA Perf Management 2021-1	610,000	194,000	416,000	—	—	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—
October 3, 2022	AGA Bonus 2022-1	128,061	—	128,061	—	—	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	400,000	971,500	—	—	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	550,000	—	—	€—
April 14, 2023	AGA "Plan Epargne Entreprise" 2023	163,293	—	163,293	—	—	€—
November 2, 2023	AGA New Members 2023-1	25,000	—	—	25,000	25,000	€—
December 21, 2023	AGA Perf Employees 2023-1	1,403,500	508,500	—	895,000	895,000	€—
December 21, 2023	AGA Perf Management 2023-1	750,000	225,000	—	525,000	525,000	€—
February 15, 2024	AGA New Members 2024-1	25,000	25,000	—	—	—	€—
June 10, 2024	AGA "Plan Epargne Entreprise" 2024	68,744	—	68,744	—	—	€—
August 1, 2024	AGA Perf Management 2024-1	150,000	—	—	150,000	150,000	€—
November 13, 2024	AGA employees 2024-1	370,560	93,480	—	277,080	277,080	€—
November 13, 2024	AGA Perf Employees 2024-1	1,162,900	304,000	—	858,900	858,900	€—
November 13, 2024	AGA Perf Management 2024-2	975,000	375,000	—	600,000	600,000	€—
November 13, 2024	AGA Management 2024-1	200,000	—	—	200,000	200,000	€—
May 7, 2025	AGA employees 2025-01	220,500	56,200	—	164,300	164,300	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
September 11, 2024	Stock Options 2024-1	100,000	100,000	—	—	—	€2.18
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	12,500	225,000	—	—	€2.36
July 16, 2014	BSA 2014	150,000	75,000	75,000	—	—	€8.65
April 27, 2015	BSA 2015-1	70,000	70,000	—	—	—	€9.59

July 1, 2015	BSA 2015-2	14,200	14,200	—	—	—	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
December 15, 2023	BSA 2023-1	50,000	12,000	—	38,000	38,000	€2.26
July 25, 2025	BSA-2025-1	80,000	30,000	—	50,000	50,000	€1.62
	Balance as of December 31, 2025	16,173,374	6,448,557	5,890,199	3,834,618	4,561,680

AGA
Details of AGA

	AGAP Management 2016-1		AGAP Employees 2016-1		AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016		October 21, 2016		October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1 year		1 year		3 years	1 year	1 year
Non transferability period	2 years after the vesting period end		2 years after the vesting period end		None	2 years after the vesting period end	2 years after the vesting period end
Number of free shares granted	2,000		2,486		50,000	99,932	3,000
Share entitlement per free share	130	(1)	130	(1)	1	1	111
Grant date share fair value	€10.87		€10.87		€10.87	€10.87	€12.73
Expected dividends	None		None		None	None	None
Performance conditions	Yes		Yes		None	None	Yes
Expected turnover (yearly basis)	5%		5%		—	5%	9%
Volatility	40%		40%		—	—	40%
Fair value per AGA	€911		€911		€10.55	€10.55	€956
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfilment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.

	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017-1
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3 years	1 year	1 year	1 year	1 year
Non transferability period	None	2 years after the vesting period end	1 year after the vesting period end	1 year after the vesting period end	2 years after the vesting period end
Number of free shares granted	250,000	149,943	114,500	28,556	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12.73	€12.73	€5.52	€10.90	€5.52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	—	5%	4%	—	5%
Volatility	—	—	55%	—	55%
Fair value per AGA	€14.61	€10.55	€5.83	€10.30	€90

	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3, 2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1 year	1 year	3 years	3 years	3 years
Non transferability period	2 years after the vesting period end	1 year after the vesting period end	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	—	4%	10%	10%
Volatility	55%	—	45%	45%	—
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74

	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019	AGA Bonus 2020
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019	July 13, 2020
Vesting period (years)	1 year	1 year	3 years	3 years	1 year
Non transferability period	1 year after the vesting period end	1 year after the vesting period end	None	None	1 year after the vesting period end
Number of free shares granted	90,650	57,376	546,700	355,000	79,861
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13	€6.40
Expected dividends	None	None	None	None	None
Performance conditions	No	No	Yes	Yes	No
Expected turnover (yearly basis)	4.03%	—	10%	10%	—
Volatility	N/A	—	45%	45%	—
Fair value per AGA	€7.31	€5.72	€3.13	€3.13	€6.40

	AGA Perf Employees 2020-1	AGA Perf Management 2020-1	AGA Bonus 2021-1	AGA Perf Employees 2021-1	AGA Perf Management 2021-1
Date of grant (Board of Directors)	August 5, 2020	August 5, 2020	July 22, 2021	October 1, 2021	October 1, 2021
Vesting period (years)	3.5 years	3.5 years	1 year	3.5 years	3.5 years
Non transferability period	None	None	1 year	None	None
Number of free shares granted	769,202	710,000	125,748	1,066,600	610,000
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€2.94	€2.94	€3.43	€1.76	€1.76
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	No	Yes	Yes
Expected turnover (yearly basis)	10.00%	10.00%	—	13.32%	13.32%
Volatility	45.00%	45.00	—	50.00	50.00
Fair value per AGA	€2.94	€2.94	€3.43	€1.76	€1.76

	AGA "Plan Epargne Entreprise" 2022	AGA Bonus 2022-1	AGA Perf Employees 2022-1	AGA Perf Management 2022-1
Date of grant (Board of Directors)	February 14, 2022	October 3, 2022	December 12, 2022	December 12, 2022
Vesting period (years)	None	1 year	3.1 years	3.1 years
Non transferability period	None	None	None	None
Number of free shares granted	138,960	128,061	1,371,500	550,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€4.10	€3.89	€1.39	€1.39
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—	—	10.50	10.50
Volatility	—	—	50.00	50.00
Fair value per AGA	€4.10	€3.89	€1.39	€1.39

	AGA "Plan Epargne Entreprise" 2023	AGA New Members 2023-1	AGA Perf Employees 2023-1	AGA Perf Management 2023-1
Date of grant (Board of Directors)	April 14, 2023	November 2, 2023	December 21, 2023	December 21, 2023
Vesting period (years)	None	3 years	3.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	163,293	25,000	1,403,500	750,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€2.85	€2.23	€1.60	€1.60
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—	—	11.20%	11.20%
Volatility	—	—	50.00%	50.00%
Fair value per AGA	€2.85	€2.23	€1.60	€1.60

	AGA New Members 2024-1	AGA "Plan Epargne Entreprise" 2024	AGA Perf Management 2024-1	AGA employees 2024-1
Date of grant (Board of Directors)	15 February 2024	10 June 2024	1 August 2024	13 November 2024
Vesting period (years)	3.0 years	None	2.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	25,000	68,744	150,000	370,560
Share entitlement per free share	1	1	1	1
Grant date share fair value	€2.31	€2.45	€2.01	€1.62
Expected dividends	0	0	0	0
Performance conditions	No	No	Yes	No
Expected turnover (yearly basis)	—	—	—	—
Volatility	—	—	—	—
Fair value per AGA	€2.31	€2.45	€2.01	€1.62

	AGA Perf Employees 2024-1	AGA Perf Management 2024-2	AGA Management 2024-1	AGA employees 2025-1
Date of grant (Board of Directors)	13 November 2024	13 November 2024	13 November 2024	May 7, 2025
Vesting period (years)	3.0 years	3.0 years	3.0 years	3.0 years
Non transferability period	None	None	None	None
Number of free shares granted	1,162,900	975,000	200,000	220,500
Share entitlement per free share	1	1	1	1
Grant date share fair value	€1.87	€1.87	€1.62	€2.02
Expected dividends	0	0	0	0
Performance conditions	Yes	Yes	No	No
Expected turnover (yearly basis)	10%	10%	—	—
Volatility	50%	50%	—	—
Fair value per AGA	€1.87	€1.87	€1.62	€2.02
Change in Number of AGAs Outstanding

	Year ended December 31,
Number of AGAs	2023	2024	2025
Balance at beginning of period	4,677,173	5,203,063	6,559,158
Granted during the period	2,341,793	2,952,204	220,500
Forfeited during the period	(1,309,314)	(499,270)	(1,556,630)
Exercised during the period	(506,589)	(1,096,839)	(1,521,670)
Expired during the period	—	—	—
Balance at end of period	5,203,063	6,559,158	3,701,358
Breakdown of the Closing Balance

	Year ended December 31,
	2023	2024	2025
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,200	1,200	1,200
AGAP Employees 2016-1	2,063	2,048	1,878
AGAP 2016-2	3,000	3,000	3,000
AGA New Members 2017-1	—	—	—
AGA Perf Employees 2019-1	—	—	—
AGA Perf Management 2019-1	—	—	—
AGA Bonus 2020-1	—	—	—
AGA Perf Employees 2020-1	—	—	—
AGA Perf Management 2020-1	—	—	—
AGA Bonus 2021-1	—	—	—
AGA Perf Employees 2021-1	819,300	—	—
AGA Perf Management 2021-1	480,000	—	—
AGA Bonus 2022-1	—	—	—
AGA Perf Employees 2022-1	1,173,500	1,072,500	—
AGA Perf Management 2022-1	550,000	550,000	—
AGA New Members 2023-1	25,000	25,000	25,000
AGA Perf Employees 2023-1	1,399,000	1,273,750	895,000
AGA Perf Management 2023-1	750,000	750,000	525,000
AGA New Members 2024-1	—	25,000	—
AGA "Plan Epargne Entreprise" 2024	—	—	—
AGA Perf Management 2024-1	—	150,000	150,000
AGA employees 2024-1	—	368,760	277,080
AGA Perf Employees 2024-1	—	1,162,900	858,900
AGA Perf Management 2024-1	—	975,000	600,000
AGA Management 2024-1	—	200,000	200,000
AGA employees 2025-1			164,300
TOTAL	5,203,063	6,559,158	3,701,358
The fair value of granted free shares is based on the closing price of the Company’s share at grant date, reduced when necessary by an estimated turn-over rate. This estimated fair value is recognized as operating expenses on a straight-line basis over the vesting period.
Free performance shares 2019 (AGA Perf Employees 2019-1 / AGA Perf Management 2019)
Free performance shares granted in 2019 are subject to share price conditions and a vesting kicker triggered by the performance of an internal condition, which is Lumoxiti's market penetration rate in the United States.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
On November 7, 2022, the Executive Board determined the achievement of the performance conditions and the final vesting of the 2019 free performance shares as of November 4, 2022. The underlying performance conditions were thus achieved at 50%. Consequently, on November 7, 2022, the Executive Board carried out the definitive acquisition of 171,550 free performance shares under the "AGA Perf Management 2019-1" plans.
Income relating to the 2022 financial year is explained by the review of the performance conditions during the 2022 financial year with regard to the definitive achievement of the vesting. These instruments were definitively acquired during the 2022 financial year. Consequently, there were no expenses related to these plans for the financial year ended December 31,2023.
Free performance shares 2020 (AGA Perf Employees 2020-1 / AGA Perf Management 2020)
Free performance shares granted in 2020 are subject to share price conditions and two vesting kickers triggered by the performance of internal conditions, which are :
•A commercial break-even point for Lumoxiti in the U.S. reached at the end of fiscal year 2023 (this criterion will not be met given the return of the commercial rights notified to AstraZeneca in December 2020).
•Revenue from collaborative and licensing agreements accrued between the attribution and definitive acquisition date (excluding payment by AstraZeneca for the first patient in Phase 3 for monalizumab), reaching $100 million.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
On January 2, 2024, the Executive Board determined the achievement of the performance conditions and the final vesting of the 2020 free performance shares as of December 31, 2023. The underlying performance conditions were thus achieved at 20%. Consequently, on December 31, 2023, the Executive Board carried out the definitive acquisition of 85,230 free performance shares under the "AGA Perf Employees 2020-1" plans and 130,000 free performance shares under the "AGA Perf Management 2020-1" plans.
Expenses were €1,436 thousand and €— thousand for the financial year ended December 31, 2023 and 2024, respectively. These instruments were definitively acquired during the 2023 financial year. Consequently, no expense relating to these plans was recognized during the financial years ended December 31,2024 and December 31, 2025.
Free performance shares 2021 (AGA Perf Employees 2021-1 / AGA Perf Management 2021-1)
Free performance shares granted in 2021 are subject to share price conditions and two vesting kickers triggered by the performance of internal conditions, which are :
•An interim analysis demonstrates a predefined threshold of clinical activity in the INTERLINK-1 study (phase 3 study evaluating monalizumab in combination with cetuximab in patients with squamous cell carcinoma of the head and neck and previously treated with chemotherapy).
•Obtaining positive Phase 2 results for a product in the Company's portfolio.
•The start of a first clinical trial for a product in the Company's portfolio
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
These instruments were definitively acquired during the 2024 financial year. Expenses were €1,161 thousand, €1,162 thousand and €0 thousand for the financial years ended December 31, 2023, 2024 and 2025, respectively.
Free performance shares 2022 (AGA Perf Employees 2022-1 / AGA Perf Management 2022-1)
Free performance shares granted in 2022 are subject to share market capitalization and three vesting kickers triggered by the performance of internal conditions, which are :
•The filing and approval of a BLA (Biologic License Application) application filed with the Food and Drug Administration ("FDA") in the United States or the European Medicine Agency ("EMEA") in Europe for one of the Company's products.
•The start of a first clinical trial for a product from the Company's portfolio.
•The conclusion of a collaboration or license agreement.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €1,157 thousand, €888 thousand and €891 thousand for the financial year ended December 31, 2023, 2024 and 2025, respectively.
AGA Bonus 2022-1
AGA Bonus 2022 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 50% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €0 thousand for the financial year ended December 31, 2025. These instruments were definitely acquired during the 2023 financial year. No expense relating to this plan was recognized during the financial years ended December 31, 2023, December 31, 2024 and December 31, 2025.
AGA New-members 2023-1
Expenses were €19 thousand and €19 thousand for the financial year ended December 31, 2024 and 2025, respectively.
Free performance shares 2023 (AGA Perf Employees 2023-1 / AGA Perf Management 2023-1)
Free performance shares granted in 2023 are subject to the Company's market capitalization and three internal performance internal conditions and a bonus condition, which are :
•The start of a first clinical trial involving a product in the Company's portfolio or the "proof of concept" of a new therapeutic approach involving a product in the Company's portfolio;
•the conclusion of a collaboration or licensing agreement or the receipt of income from collaboration and licensing agreements totalling €50 million ;
•the implementation of six environmental or social actions by the Company's employees;
•obtaining marketing authorization for a product in the Company's portfolio (bonus condition).
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €33 thousand, €1,226 thousand and €702 thousand for the financial year ended December 31,2023, 2024 and 2025, respectively.
AGA New-members 2024-1
Expense was €(17) thousand for the financial year ended December 31, 2025.
Free performance shares 2024 (AGA Perf Management 2024-1)
These free performance shares granted in 2024 are subject to two internal conditions, which are :
•Selection and presentation to the Supervisory Board of candidates for the position of Chairman of the Executive Board or Chairman of the Board of Directors (depending on the Company's organization) (“Performance Condition 1”); and/or ;
•Recruitment of a new executive for the position of Chairman of the Executive Board or Chairman of the Board of Directors (depending on the Company's organization) (“Performance Condition 2”).
There were no expenses for these plans for the year ended December 31, 2025.
Other free shares
Expenses were €231 thousand for the financial year ended December 31, 2025.
Free performance shares 2024 (AGA Perf Employees 2024-1 / AGA Perf Management 2024-2)
Free performance shares granted in 2024 are subject to the Company's market capitalization and three internal performance internal conditions and a bonus condition, which are :
•The start of a first clinical trial involving a product in the Company's portfolio or the "proof of concept" of a new therapeutic approach involving a product in the Company's portfolio;
•the conclusion of a collaboration or licensing agreement or the receipt of income from collaboration and licensing agreements totalling €50 million ;
•a 25% increase in the number of employees already using "soft mobility" means of transport mobility;
•obtaining marketing authorization for a product in the Company's portfolio (bonus condition).
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €119 thousand and €699 thousand for the financial year ended December 31, 2024 and 2025.
AGA 2025-01
Expense was €54 thousand for the financial year ended December 31, 2025.
BSA
Until 2017, the Company issued BSAs to members of the Supervisory Board and certain consultants. Following the AMF's position dated June 5, 2018, the Company has decided not to issue any further BSAs other than at market conditions to Supervisory Board members.
Details of BSA

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2 years	2 years	2 years	2 years	2 years
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA	5.5 years	5.5 years	5.5 years	5.5 years	6 years
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57

	BSA 2022-1	BSA 2023-1	BSA 2025-1
Date of grant (Board of directors)	December 16, 2022	December 15, 2023	July 25, 2025
Vesting period (years)	2 years	2 years	2 years
Plan expiration date	October 3, 2032	October 19, 2033	July 24, 2035
Number of BSA granted	40,000	50,000	80,000
Share entitlement per BSA	1	1	1
Exercise price	€2.31	€2.26	€0.64
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€1.31	€1.24	€0.98
Expected volatility	50.00%	45.00%	45.00%
Average life of BSA	5.5 years	5.5 years	5.5 years
Risk-free interest rate	2.40%	2.50%	2.50%
Expected dividends	None	None	None
Performance conditions	None	None	None
Fair value per BSA	€1.21	€1.24	€0.98

Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2023	2024	2025
Balance at beginning of period	250,820	242,460	167,460
Granted during the period	50,000	—	80,000
Forfeited during the period	(24,500)	(75,000)	(30,000)
Exercised during the period	(33,860)	—	—
Expired during the period	—	—	(84,200)
Balance at end of period	242,460	167,460	133,260
Breakdown of the Closing Balance

	Year ended December 31,
	2023		2024		2025
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2014	75,000	75,000	—	—	—	—
BSA 2015-1	70,000	70,000	70,000	70,000	—	—
BSA 2015-2	14,200	14,200	14,200	14,200	—	—
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
BSA 2022-1	8,260	8,260	8,260	8,260	8,260	8,260
BSA 2023-1	38,000	38,000	38,000	38,000	38,000	38,000
BSA 2025-1	—	—	—	—	50,000	50,000
TOTAL	242,460	242,460	167,460	167,460	133,260	133,260
BSAAR
BSAAR are securities whose subscription price and exercise price are fixed at their fair value as determined by an expert. The BSAAR subscription therefore represents an investment on the part of the beneficiary. At the end of the exercise period, if they have not been exercised, the BSAAR becomes void. The Company benefits from a clause called «forcing» making it possible to encourage holders to exercise their redeemable equity warrants when the market price exceeds the exercise price and reaches a threshold defined in the BSAAR issuance agreement. The Company may, then, subject to a time period for notifying holders that will permit them to exercise the BSAAR, decide to reimburse the warrants not exercised at a unit price equal to the BSAAR acquisition price paid by its holder.
Details of BSAAR
BSAAR. The methodology used to estimate the fair value of the BSAAR is similar to the one used to estimate the fair value of the BSA, except for the following:
Expected Term. Unlike the BSA, the Company does not have sufficient historical experience for the BSAAR. Consequently, the expected term used for the valuation of the fair value is the legal maturity of the instrument (10 years).
No share-based payment compensation expense was recognized relating to the BSAAR since the amount paid by the beneficiaries is equal to the fair value.

BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Beneficiaries	Employees and corporate officers
Vesting period (years)	2 years
Plan expiration date	June 30, 2025
Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1
Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10 years
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15

Change in Number of BSAAR Outstanding

	Year ended December 31,
Number of BSAAR	2023	2024	2025
Balance at beginning of period	1,105,072	1,045,722	1,045,722
Granted during the period	—	—	—
Forfeited during the period	(12,250)	—	(1,045,722)

Exercised during the period	(47,100)	—	—
Expired during the period	—	—	—
Balance at end of period	1,045,722	1,045,722	—
Breakdown of the Closing Balance

	Year ended December 31,
	2023		2024		2025
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	—	—	—	—	—	—
BSAAR 2012	—	—	—	—	—	—
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	—	—
TOTAL	1,045,722	1,045,722	1,045,722	1,045,722	—	—
Breakdown of expenses per financial year
The share-based compensation expenses are broken down as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
AGAP Employee 2020 / AGAP Management 2020	1,436	—	—
AGAP Employee 2021 / AGAP Management 2021	1,161	1,162	—
AGAP Employee 2022 / AGAP Management 2022	1,157	888	891
AGA New Members 2023-1 Management	3	19	19
AGAP Employee 2023/ AGAP Management 2023	33	1,226	702
AGA "Plan Epargne Entreprise" 2023	465	—	—
AGA Perf Management 2024-1	—	302	—
AGAP Employee 2024/ AGAP Management 2024	—	119	699
AGA "Plan Epargne Entreprise" 2024	—	168	—
AGA New Members 2024 - 1 Management	—	17	(17)
Stock-option 2024	—	12	(12)
Other free shares	—	32	231
AGA Employee 2025	—	—	54
Share based compensation	4,256	3,944	2,567